Income Taxes - Summary of Movements in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	$ 53	$ (139)	$ 399
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	196	(334)	184
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	1	(15)	(30)
Unrealized foreign exchange on long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	28	(81)	34
Unrealized risk management activities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	0	(12)	19
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(292)	(74)	(213)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(3)	11	25
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	2	(11)	(10)
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	235	618	202
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(2)	21	21
Investment in North West Redwater Partnership
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	1	53	83
Deferred PRT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	86	(441)	0
Taxable PRT for corporate income tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(214)	176	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	$ 15	$ (50)	$ 84